Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-derivative instruments
Cash and cash equivalents	$ 131,123	$ 1,417,388	$ 326,635	$ 383,953
Short-term investments, deposits and loans	49,938	7,144
Trade receivables	35,548	44,137
Other receivables	3,924	6,378
Long-term deposits and loans	48,640	54,300
Loans from banks and others	20,302	123,908
Trade payables	47,672	58,895
Other payables	22,590	21,901
Loans from banks and others and debentures	563,235	588,543
Currency risk [Member] | Unlinked [Member]
Non-derivative instruments
Cash and cash equivalents	86,896	158,679
Short-term investments, deposits and loans	27,638	60,855
Trade receivables	35,291	42,004
Other receivables	286	2,686
Long-term deposits and loans	48,490	25,600
Total financial assets	198,601	289,824
Loans from banks and others
Trade payables	23,774	31,286
Other payables	2,215	3,178
Loans from banks and others and debentures	163,162	109,629
Total financial liabilities	189,151	144,093
Total non-derivative financial instruments, net		145,731
Derivative instruments
Net exposure		145,731
Currency risk [Member] | CPI linked [Member]
Non-derivative instruments
Cash and cash equivalents
Short-term investments, deposits and loans
Trade receivables
Other receivables
Long-term deposits and loans
Total financial assets
Loans from banks and others
Trade payables
Other payables
Loans from banks and others and debentures	450,571	478,891
Total financial liabilities	450,571	478,891
Total non-derivative financial instruments, net		478,891
Derivative instruments
Net exposure		478,891
Currency risk [Member] | Other [Member]
Non-derivative instruments
Cash and cash equivalents	2,778	18,593
Short-term investments, deposits and loans	55
Trade receivables	44
Other receivables	26	3,603
Long-term deposits and loans
Total financial assets	2,903	22,196
Loans from banks and others		30,308
Trade payables	9,968	86
Other payables	811	1,316
Loans from banks and others and debentures
Total financial liabilities	10,779	31,710
Total non-derivative financial instruments, net		(9,514)
Derivative instruments	90,184	(439)
Net exposure	$ 90,184	$ (9,953)